Annual Report

 . Pacific Corinthian Variable Separate Account of Pacific Life Insurance
  Company

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter.................................................. A-1
        Performance Discussion............................................. A-2
        Independent Auditors' Report....................................... B-1
        Financial Statements:
          Statements of Assets and Liabilities............................. B-2
          Statements of Operations......................................... B-4
          Statements of Changes in Net Assets.............................. B-6
        Financial Highlights............................................... B-10
        Schedules of Investments and Notes................................. B-13
        Notes to Financial Statements...................................... B-58
        PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
        Independent Auditors' Report....................................... C-1
        Financial Statements:
          Statement of Assets and Liabilities.............................. C-2
          Statement of Operations.......................................... C-3
          Statement of Changes in Net Assets............................... C-4
        Notes to Financial Statements...................................... C-6

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company

 We have audited the accompanying statement of assets and liabilities of Pacific Corinthian Variable Separate Account (comprised of Variable Accounts I, II, III, IV, VII, IX, X, XI, XII, XIII, and XIV) as of December 31, 1998 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 1998 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 5, 1999

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In thousands)

                                  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                                  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                                     I        II      III       IV      VII       IX       X        XI      XII      XIII     XIV
                                  --------------------------------------------------------------------------------------------------
ASSETS
Investments in Pacific Select
Fund:
 Money Market Portfolio (418
 shares; cost $4,203)...........  $4,208
 Equity Portfolio (2,005 shares;
 cost $27,003)..................           $58,697
 Bond and Income Portfolio
 (1,231 shares; cost $14,348)...                    $16,372
 Government Securities
 Portfolio (112 shares; cost
 $1,144)........................                             $1,229
 Equity Income Portfolio (544
 shares; cost $7,671)...........                                      $14,640
 Multi-Strategy Portfolio (512
 shares; cost $6,105)...........                                               $8,868
 Managed Bond Portfolio (25
 shares; cost $283).............                                                         $289
 High Yield Bond Portfolio (34
 shares; cost $330).............                                                                  $319
 Equity Index Portfolio (90
 shares; cost $2,319)...........                                                                          $2,908
 International Portfolio (46
 shares; cost $660).............                                                                                    $727
 Growth LT Portfolio (130
 shares; cost $2,197)...........                                                                                            $3,417
Receivables:
 Fund shares redeemed...........       4        54       13       1        31       6                        233       1         1
                                  --------------------------------------------------------------------------------------------------
Total Assets....................   4,212    58,751   16,385   1,230    14,671   8,874     289      319     3,141     728     3,418
                                  --------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance
 Company........................       4        54       13       1        31       6                        233       1         1
 Other liabilities..............      10       495       73       3       179      17                1         8       2        12
                                  --------------------------------------------------------------------------------------------------
Total Liabilities...............      14       549       86       4       210      23                1       241       3        13
                                  --------------------------------------------------------------------------------------------------
NET ASSETS......................  $4,198   $58,202  $16,299  $1,226   $14,461  $8,851    $289     $318    $2,900    $725    $3,405
                                  --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                                  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                                     I        II      III       IV      VII       IX       X        XI      XII      XIII     XIV
                                  --------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.....................    $192    $3,864   $1,078    $88     $1,838   $1,084    $17      $30       $54     $66       $104
                                  --------------------------------------------------------------------------------------------------
Total Investment Income........     192     3,864    1,078     88      1,838    1,084     17       30        54      66        104
                                  --------------------------------------------------------------------------------------------------

EXPENSES
 Mortality and expense risk
 fees..........................      44       709      213     15        173      125      3        4        31      10         29
 Other operating expenses......       1         8        2                 2        1
                                  --------------------------------------------------------------------------------------------------
Total Expenses.................      45       717      215     15        175      126      3        4        31      10         29
                                  --------------------------------------------------------------------------------------------------
Net Investment Income..........     147     3,147      863     73      1,663      958     14       26        23      56         75
                                  --------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) from
 security transactions.........       5    12,281      788      2      1,387    1,316      1      (16)       98     (12)        14
 Net unrealized appreciation
 (depreciation) on investments.      (5)      451     (331)    22        (17)    (635)     4      (15)      457     (19)     1,025
                                  --------------------------------------------------------------------------------------------------
Net Realized and Unrealized
Gain (Loss) on Investments.....       0    12,732      457     24      1,370      681      5      (31)      555     (31)     1,039
                                  --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS.....................    $147   $15,879   $1,320    $97     $3,033   $1,639    $19      $(5)     $578     $25     $1,114
                                  --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                               Variable Variable  Variable  Variable Variable  Variable Variable Variable Variable Variable Variable
                               Account  Account   Account   Account  Account   Account  Account  Account  Account  Account  Account
                                  I        II       III        IV      VII        IX       X        XI      XII      XIII     XIV
                               -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
 Net investment income.......    $147   $3,147      $863       $73   $1,663      $958     $14      $26       $23     $56       $75
 Net realized gain (loss)
 from security transactions..       5   12,281       788         2    1,387     1,316       1      (16)       98     (12)       14
 Net unrealized appreciation
 (depreciation) on
 investments.................      (5)     451      (331)       22      (17)     (635)      4      (15)      457     (19)    1,025
                               -----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations...................     147   15,879     1,320        97    3,033     1,639      19       (5)      578      25     1,114
                               -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM ACCOUNT
TRANSACTIONS
 Transfers in................   3,034      240       674       139      958       457     189      215     1,955     230     1,273
 Transfers out...............  (3,070) (28,424)   (8,700)     (227)  (5,809)   (6,050)   (112)    (192)   (1,178)   (404)     (628)
                               -----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Account Transactions.........     (36) (28,184)   (8,026)      (88)  (4,851)   (5,593)     77       23       777    (174)      645
                               -----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS...................     111  (12,305)   (6,706)        9   (1,818)   (3,954)     96       18     1,355    (149)    1,759
                               -----------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year............   4,087   70,507    23,005     1,217   16,279    12,805     193      300     1,545     874     1,646
                               -----------------------------------------------------------------------------------------------------
End of Year..................  $4,198  $58,202   $16,299    $1,226  $14,461    $8,851    $289     $318    $2,900    $725    $3,405
                               -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                              Variable Variable  Variable  Variable Variable  Variable  Variable Variable Variable Variable Variable
                              Account  Account   Account   Account  Account   Account   Account  Account  Account  Account  Account
                                 I        II       III        IV      VII        IX        X        XI      XII      XIII     XIV
                              ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
 Net investment income......     $218   $2,665    $2,000       $55   $1,227    $1,282       $4      $14       $22     $21       $61
 Net realized gain from
 security transactions......        9   15,642       825         9    3,789     1,803        1        1        73      54       102
 Net unrealized appreciation
 (depreciation) on
 investments................        2   (2,259)    1,360        38      398       (58)       1                 59      (8)       (5)
                              ------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations...      229   16,048     4,185       102    5,414     3,027        6       15       154      67       158
                              ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM ACCOUNT
TRANSACTIONS
 Transfers in...............      609    1,275       468        72      591       341      167      227     1,203     400       624
 Transfers out..............   (2,753) (38,947)  (14,299)     (345) (10,462)   (8,620)     (27)     (27)     (225)   (269)     (560)
                              ------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Account Transactions........   (2,144) (37,672)  (13,831)     (273)  (9,871)   (8,279)     140      200       978     131        64
                              ------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS..................   (1,915) (21,624)   (9,646)     (171)  (4,457)   (5,252)     146      215     1,132     198       222
                              ------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year...........    6,002   92,131    32,651     1,388   20,736    18,057       47       85       413     676     1,424
                              ------------------------------------------------------------------------------------------------------
End of Year.................   $4,087  $70,507   $23,005    $1,217  $16,279   $12,805     $193     $300    $1,545    $874    $1,646
                              ------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

 Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Pacific Select Fund on B-
58), is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

 PCL, formerly a wholly owned subsidiary of Pacific Life Insurance Company ("Pacific Life"), was a stock life insurance company organized under the laws of the State of California.

 PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

 During the rehabilitation period, the Plan did not allow PCL to accept new premiums nor did it allow the Contract Owners to transfer from any of the Variable Accounts to the Fixed Account, or from the Fixed Account to any of the Variable Accounts. Transfers were permitted among the Variable Accounts. The Plan had no impact upon the operations or unit values of the Separate Account.

 The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

 The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:


                                     Portfolios
                                     ----------
   Variable Account I      Money Market Portfolio
   Variable Account II     Equity Portfolio
   Variable Account III    Bond and Income Portfolio
   Variable Account IV     Government Securities Portfolio
   Variable Account VII    Equity Income Portfolio
   Variable Account IX     Multi-Strategy Portfolio
   Variable Account X      Managed Bond Portfolio
   Variable Account XI     High Yield Bond Portfolio
   Variable Account XII    Equity Index Portfolio
   Variable Account XIII   International Portfolio
   Variable Account XIV    Growth LT Portfolio


 Each Variable Account pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section B of this report and should be read in conjunction with the Separate Account's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


3. DIVIDENDS

 During 1998, the Fund declared dividends for each portfolio invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CONTRACT CHARGES

 A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

 An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

 Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

 In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of stated expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

5. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. SELECTED ACCUMULATION UNIT** INFORMATION

 Selected accumulation unit information for the year ended December 31, 1998 were as follows:

               -----------------
                  Accumulation
                   Unit Value
------------------------------------------------
                                     Number of
                  At                   Units
                Begin-      At      Outstanding
  Variable     ning of    End of     At End of
  Accounts      Period    Period      Period
------------------------------------------------
     I         $1.893     $1.969     2,132,107
------------------------------------------------
     II         6.081      7.828     7,435,124
------------------------------------------------
    III         4.458      4.800     3,395,678
------------------------------------------------
     IV         1.985      2.142       572,117
------------------------------------------------
    VII         2.609      3.201     4,517,515
------------------------------------------------
     IX         2.204      2.574     3,439,368
------------------------------------------------
     X          1.306      1.409       205,097
------------------------------------------------
     XI         1.369      1.386       229,747
------------------------------------------------
    XII         2.118      2.688     1,078,623
------------------------------------------------
    XIII        1.434      1.496       484,374
------------------------------------------------
    XIV         1.667      2.607     1,306,078
------------------------------------------------


** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.